Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 244,632,721	$ 153,123,207	$ 172,389,672
Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	196,593,811	127,011,105	$ 142,547,210
Chile Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	53,641,612	52,738,444
Chile Segment [Member] | Embotelladoras Chilenas Unidas Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	34,177,235	33,181,320
Chile Segment [Member] | Manantial Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,166,000	1,166,000
Chile Segment [Member] | Compania Pisquera De Chile SA [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,363,782	1,363,782
Chile Segment [Member] | D and D SpA [member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	1,962,891	1,962,891
Chile Segment [Member] | Compania Cerveceria Kunstmann Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	14,166,999	13,915,244
Chile Segment [Member] | Cerveceria Szot Sp A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total		344,502
Chile Segment [Member] | Cervecera Guayacan Spa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	804,705	804,705
International Business Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	122,944,916	54,377,409
International Business Segment [Member] | Ccu Argentina Sa And Subsidiaries [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	108,477,721	41,041,119
International Business Segment [Member] | Marzurel Sa Coralina Sa And Milotur Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	2,796,692	2,779,956
International Business Segment [Member] | Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	3,859,274	3,680,609
International Business Segment [Member] | Bebidas Bolivianas Bbo Sa [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	7,811,229	6,875,725
Wines Segment [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	20,007,283	19,895,252
Wines Segment [Member] | Vina San Pedro Tarapaca S A [Member] | Trademark [Member]
IfrsStatementLineItems [Line Items]
Total	$ 20,007,283	$ 19,895,252